Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Millions	Oct. 28, 2024 EUR (€)	Oct. 18, 2024 USD ($) $ / shares shares	Aug. 26, 2024 EUR (€)
Subsequent Events [Line Items]
Financing amount raised on first tranche (in Euro)			€ 2,000,000
Gross proceeds (in Euro)	€ 914,110
Commissions percentage		2.00%
Turbo product net sales (in Dollars) | $		$ 10
Percentage of ADs value		100.00%
Pricer per ADR (in Dollars per share) | $ / shares		$ 5
Outstanding ordinary shares percentage		2.50%
Issued and outstanding ADSs (in Shares) | shares		275,428
Crowd Bond [Member]
Subsequent Events [Line Items]
Interest rate			8.75%